Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2013
Other Real Estate Owned [Abstract]
Change in other real estate owned
The following table details the change in OREO during 2013, 2012 and 2011 as of December 31:

	2013	2012	2011

Balance, Beginning of Year	$15,940,693	$20,445,085	$20,207,806

Additions	10,251,006	9,729,174	12,555,622
Sales of OREO	(7,804,080)	(9,711,890)	(9,804,669)
Loss on Sale	(1,563,739)	(1,818,967)	(1,102,613)
Provision for Losses	(1,321,418)	(2,702,709)	(1,411,061)

Balance, End of Year	$15,502,462	$15,940,693	$20,445,085